Related Party Balance and Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Balances and Transactions
Schedule of related party transactions	(i) Provision of service(viii) Sale of raw material, property and equipment
Schedule of due from related parties

(i) Amounts due from related parties

	As of December 31,
	2020	2021
Wuhan Weineng Battery Assets Co., Ltd.	118,779	1,563,757
Nanjing Weibang Transmission Technology Co., Ltd.	509	268
Weilan (Note 10)	50,000	—
Kunshan Siwopu Intelligent Equipment Co., Ltd.	617	—
Total	169,905	1,564,025

In 2017, the Group provided a loan with the amount of RMB 50,000, to Weilan, an entity controlled by a principal shareholder and also the executive of the Company. As of December 31, 2021, RMB50,000 of the loan has been fully repaid by Weilan.

Schedule of due to related parties

(ii) Amounts due to related parties

	As of December 31,
	2020	2021
Kunshan Siwopu Intelligent Equipment Co., Ltd.	11,986	426,420
Suzhou Zenlead XPT New Energy Technologies Co., Ltd.	273,982	165,219
Nanjing Weibang Transmission Technology Co., Ltd.	51,687	58,025
Xunjie Energy (Wuhan) Co., Ltd.	513	32,186
Wistron Info Comm (Kunshan) Co., Ltd.	3,007	2,339
Beijing Bit Ep Information Technology Co., Ltd.	1,768	1,350
Xtronics Innovation Ltd.	1,493	1,161
Beijing Yiche Interactive Advertising Co.,Ltd.	—	500
Beijing Yiche Information Science and Technology Co., Ltd.	167	—
Total	344,603	687,200

(iii) Short-term borrowing and interest payable

	As of December 31,
	2020	2021
Huang River Investment Limited	3,391	381,785

(iv) Long-term borrowings and interest payable

	As of December 31,
	2020	2021
Huang River Investment Limited	531,507	—